American Funds College Enrollment Fund®
American Funds College Enrollment Fund®
American Funds College Target Date Series®

Prospectus Supplement August 29, 2014

(for prospectus dated January 1, 2014)

2. The table in the summary section of the prospectus under the heading "Shareholder fees" in the "Fees and expenses of the fund" section for American Funds College Enrollment Fund is amended in its entirety as follows:
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds College Enrollment Fund®	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

3. The tables in the summary section of the prospectus under the heading "Example" in the "Fees and expenses of the fund" section for each of the funds in the series are amended in their entirety as follows:
American Funds College Enrollment Fund
Expense Example American Funds College Enrollment Fund® (USD $)	1 year	3 years	5 years	10 years
Class 529-A	332	528	741	1,355
Class 529-B	660	919	1,102	1,778
Class 529-C	260	519	902	1,978
Class 529-E	106	354	622	1,388
Class 529-F-1	59	207	369	837

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds College Enrollment Fund® (USD $)	1 year	3 years	5 years	10 years
Class 529-B	160	519	902	1,778
Class 529-C	160	519	902	1,978

5. The summary section of the prospectus under the heading "Investment results" for each of the funds in the series is amended by replacing the current disclosure with the disclosure set forth under such fund's name below.

American Funds College Enrollment Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  0.51% (quarter ended September 30, 2013)

Lowest  –1.50% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 1.94%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Average Annual Returns American Funds College Enrollment Fund®	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 529-A	529-A	(3.82%)	(2.93%)	Sep. 14, 2012
Class 529-B	529-B	(7.02%)	(4.77%)	Sep. 14, 2012
Class 529-C	529-C	(3.11%)	(1.71%)	Sep. 14, 2012
Class 529-E	529-E	(1.56%)	(1.15%)	Sep. 14, 2012
Class 529-F-1	529-F-1	(1.09%)	(0.72%)	Sep. 14, 2012
Barclays Intermediate U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays Intermediate U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(1.02%)	(0.35%)	Sep. 14, 2012

Keep this supplement with your prospectus.